Net Loss Per Share - Potentially Dilutive Securities not Included in Diluted per Share Calculations (Detail) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	105,746,935	89,386,874	17,109,160	13,455,632
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	104,803,325	88,618,468	16,415,281	12,593,942
Common Stock Options Issued and Outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	943,610	768,406	693,879	861,690